STATEMENTS OF FINANCIAL CONDITION - NET ASSET VALUE PER UNIT (USD $)	Dec. 31, 2013 Class A	Dec. 31, 2012 Class A	Dec. 31, 2011 Class A	Dec. 31, 2010 Class A	Dec. 31, 2013 Class C	Dec. 31, 2012 Class C	Dec. 31, 2011 Class C	Dec. 31, 2010 Class C	Dec. 31, 2013 Class D	Dec. 31, 2012 Class D	Dec. 31, 2011 Class D	Dec. 31, 2010 Class D	Dec. 31, 2013 Class I	Dec. 31, 2012 Class I	Dec. 31, 2011 Class I	Dec. 31, 2010 Class I	Dec. 31, 2013 Class DS	Dec. 31, 2012 Class DS	Dec. 31, 2011 Class DS	Dec. 31, 2010 Class DS	Dec. 31, 2013 Class DT	Dec. 31, 2012 Class DT	Dec. 31, 2011 Class DT	Dec. 31, 2010 Class DT	Dec. 31, 2013 Class M	Dec. 31, 2012 Class M		Mar. 02, 2012 Class M		Dec. 31, 2013 Class F		May 17, 2013 Class F		Dec. 31, 2013 Class F1		Jun. 02, 2013 Class F1
NET ASSET VALUE PER UNIT:
NET ASSET VALUE PER UNIT: (Based on 632,945,962 and 695,939,035 Units outstanding; unlimited Units authorized)	$ 1.7385	$ 1.6478	$ 1.7496	$ 1.6810	$ 1.5919	$ 1.5240	$ 1.6344	$ 1.5862	$ 1.8309	$ 1.7095	$ 1.7881	$ 1.6924	$ 1.7875	$ 1.6874	$ 1.7846	$ 1.7078	$ 1.8286	$ 1.7074	$ 1.7859	$ 1.6903	$ 1.9307	$ 1.7935	$ 1.8666	$ 1.7532	$ 1.0288	$ 0.9606	[1]	$ 1.0000	[1]	$ 1.0007	[2]	$ 1.0000	[2]	$ 1.0254	[3]	$ 1.0000	[3]

[1]	Units issued on March 1, 2012
[2]	Units issued on May 16, 2013.
[3]	Units issued on June 1, 2013.